CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Total	Number of shares	Shares held in trust	Other reserves	Retained earnings	Non- controlling interest [C]
Beginning balance at Dec. 31, 2022		$ 192,597	$ 190,472	$ 584	$ (726)	$ 21,132	$ 169,482	$ 2,125
Comprehensive income for the period		19,588	19,276			(83)	19,359	312
Transfer from other comprehensive income		0				(112)	112
Dividends	[1]	(9,153)	(8,389)				(8,389)	(764)
Repurchases of shares		(14,571)	(14,571)	(40)		40	(14,571)
Share-based compensation		(188)	(188)		(271)	168	(85)
Other changes		89	7				7	82
Ending balance at Dec. 31, 2023		188,362	186,607	544	(997)	21,145	165,915	1,755
Comprehensive income for the period		14,785	14,379			(1,715)	16,094	406
Transfer from other comprehensive income		0				193	(193)
Dividends	[1]	(8,976)	(8,668)				(8,668)	(308)
Repurchases of shares		(14,057)	(14,057)	(34)		34	(14,057)
Share-based compensation		(51)	(51)		194	109	(354)
Other changes		105	97				97	8
Ending balance at Dec. 31, 2024		180,168	178,307	510	(803)	19,766	158,834	1,861	[2]
Comprehensive income for the period		19,779	19,304			1,467	17,837	475	[2]
Transfer from other comprehensive income		0				26	(26)
Dividends	[1]	(8,619)	(8,472)				(8,472)	(147)	[2]
Repurchases of shares	[3]	(14,070)	(14,070)	(33)		33	(14,070)
Share-based compensation		(498)	(498)		(44)	(58)	(396)
Other changes		(1,441)	(179)				(179)	(1,262)	[2]
Ending balance at Dec. 31, 2025		$ 175,319	$ 174,392	$ 477	$ (847)	$ 21,234	$ 153,528	$ 927	[2]

[1]	The amount charged to retained earnings is based on prevailing exchange rates on the payment date.
[2]	The decrease in non-controlling interest since December 31, 2024, is mainly attributable to the completion of the swap of Shell's remaining 10% mining interest in exchange for an additional 10% interest in the Scotford upgrader and Quest Carbon Capture (CCS) facility, in 2025.
[3]	Includes shares committed to repurchase under irrevocable contracts and repurchases subject to settlement at the end of the year. (See Note 27).